Subsequent events (Details)	Jan. 30, 2022 $ / shares shares	Oct. 15, 2021 shares	Dec. 31, 2021 USD ($)	Dec. 27, 2021 $ / shares	Dec. 14, 2021 USD ($) $ / shares shares	Sep. 29, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Common stock, share subscriptions receivable | $					$ 50,000,000
Common stock, shares subscribed (in shares) | shares					2,208,480
Sale of stock, price per share (in dollars per share) | $ / shares					$ 11.32
Redemption price of warrants (in dollars per share) | $ / shares	$ 0.1			$ 0.1
Shares issued per warrant				0.253
Number of warrants exercised (in shares) | shares	9,678	100
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.5
Numberof warrants surrendered (in shares) | shares	22,540,651
Number of warrants unexercised (in shares) | shares	449,665
Koch Strategic Platforms Convertible Note
Disclosure of non-adjusting events after reporting period [line items]
Proceeds of issue of convertible debt | $			$ 1,827,778			$ 100,000,000
LG Chem, Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Common stock, share subscriptions receivable | $					$ 25,000,000
LG Energy Solution, Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Common stock, share subscriptions receivable | $					$ 25,000,000